Servicer’s Certificate Drive 2007-1
Distribution Date	10/15/2007
Period No	7
Collection Period:	9/1/2007 - 9/30/07
I. Funds Available for Distribution

Scheduled Principal Payments Received	9,697,437.84
Partial and Full Prepayments Received	6,661,007.01
Interest Payments Received	18,626,761.53
Interest Deposit for Repurchased Receivables	0.00
Other Amounts Received	113,164.95
Proceeds on Defaulted Receivables Prior to Charge Off	7,322,060.77
Recoveries on Previously Charged Off Receivables	2,111,088.16
Less Netted Expenses	339,887.32
Net Swap Receipts	349,848.33
Swap Termination Account	0.00
Repurchased Receivables	0.00
Interest on Collections Account	144,153.06
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	6,069,558.78
Total Funds Available		50,755,193.11
II. Principal

Beginning Original Pool Contracts	1,214,697,948.03
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		1,214,697,948.03
Principal Portion of Scheduled Payments	9,697,437.84
Principal Portion of Prepayments (partial and full)	6,661,007.01
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	28,115,092.73
Aggregate Amount of Cram Down Loss	4,668.36
Principal Distributable Amount	44,478,205.94
Ending Principal Balance		1,170,219,742.09
III. Distribution

1. Indenture Trustee Fee	10,122.48
2. Trust Collateral Agent	15,049.34
3. Backup Servicer Fee	1,500.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	3,036,744.87
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	276,862.57
b. Class A2 Interest	1,473,333.33
c. Class A3 Interest	778,541.67
d. Class A4 Interest	2,125,649.17
7. Note Insurer Fee	203,714.96
8. Class A Principal Distributable and Interest Carryover Amounts
a. Class A1 Principal Distributable Amount	38,918,430.20
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	0.00
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	3,914,952.85
Total Distribution Amount		50,755,193.11

Servicer’s Certificate Drive 2007-1
Distribution Date	10/15/2007
Period No	7
Collection Period:	9/1/2007 - 9/30/07
IV. Balance

Original Pool Total	1,371,428,621.04	Class A1 Pool Factor	0.13697
Beginning Pool Total	1,214,697,948.03	Class A2 Pool Factor	1.00000
Ending Pool Total	1,170,219,742.09	Class A3 Pool Factor	1.00000
		Class A4 Pool Factor	1.00000

Original Note Total	1,200,000,000.00
Beginning Note Total	1,062,860,661.11
Ending Note Total	1,023,942,230.91

Class A1 Original Balance	204,000,000.00	Class A2 Original Balance	340,000,000.00
Class A1 Beginning Balance	66,860,661.11	Class A2 Beginning Balance	340,000,000.00
Class A1 Ending Balance	27,942,230.91	Class A2 Ending Balance	340,000,000.00

Class A3 Original Balance	185,000,000.00	Class A4 Original Balance	471,000,000.00
Class A3 Beginning Balance	185,000,000.00	Class A4 Beginning Balance	471,000,000.00
Class A3 Ending Balance	185,000,000.00	Class A4 Ending Balance	471,000,000.00

Note Insurer Reimbursement	0.00
V. Pool Information

	Beginning of Period	End of Period
Pool Balance	1,214,697,948.03	1,170,219,742.09
Wtd Avg Coupon	21.25%	21.22%
Wtd Avg Original Term	62.15	62.18
Wtd Avg Remaining Term	55.42	54.62
# Contracts	83,311	80,884
Account to Collector Ratio*	654	601

*	Includes outsourced FTE
VI. Delinquency Information

	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	12,345	182,185,789.44	15.57%
61- 90 Days Delinquent	3,895	55,748,411.44	4.76%
91- 120 Days Delinquent	1,998	29,584,476.84	2.53%
Defaulted Receivables	3,631	51,101,637.46	4.37%
VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	1033	15,928,619.74
Vehicles Repossessed in Current Period	1041	15,876,131.59
Repossessed Vehicles Sold in Current Period	946	14,434,610.16
Repossessed Vehicles Reinstated in Current Period	101	1,383,169.86
Repossessed Vehicle Adjustment in Current Period	6	117,622.67
Repossessed Inventory — End of Collection Period	1021	15,869,348.64

Servicer’s Certificate Drive 2007-1
Distribution Date	10/15/2007
Period No	7
Collection Period:	9/1/2007 - 9/30/07
VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	21,070,897.79
Recoveries on Previously Charged-Off Receivables	2,111,088.16
Expenses	0.00
Net Losses in Current Period	18,959,809.63
Cum. Net Losses to Date	60,417,648.39
Cum. Net Loss to (% of Pool)	4.41
Extension Count	2,949.00
Extension Balance	47,697,931.24
Modified Cumulative Net Loss	126,933,058.15
Modified Cumulative Net Loss to (% of Pool)	9.26
IX. Reserve Fund

Beginning of Reserve Balance	65,310,733.24
Letter of Credit	92,600,000.00
Reinvestment Income	287,392.01
Deposits	0.00
Withdrawals	0.00
Release to Certificate Account	6,069,558.78
Ending Reserve Balance	152,128,566.47	13.00%
Reserve Fund Requirement	152,128,566.47	13.00%
Cash Reserve	59,528,566.47	5.09%
X. Pre-Funding

Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

Servicer’s Certificate Drive 2007-1
Distribution Date	10/15/2007
Period No	7
Collection Period:	9/1/2007 - 9/30/07
XI. Triggers

1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected			No	Average	Current Month	Previous Month	Previous Month
Security Interest
5. Both			No
(i) Average Delinquency Ratio	Limit:	6.84		6.65	7.29	6.43	6.22
(last 3 months)
(ii) Modified Cumulative Net Loss	Limit:	10.29			9.26
6. Cumulative Net Loss Ratio	Limit:	10.29	No		4.41
7. Extension Ratio	Limit:	4.00	No	2.82	3.65	2.89	1.92
8. Master Servicer’s Tangible	Limit:	N/A	No	N/A
Net Worth
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of			No
Sponsor or Master Servicer
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Banco Santander Central Hispano, S.A.			No
fails to own at least 51% of Master Servicer
15. Servicer Payment Default			No
16. Swap Agreement Event of Default or Termination Event			No
XII. Reserve Event

				Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit:	6.84	No	6.65	7.29	6.43	6.22
2. Cumulative Net Loss	Limit:	7.75	No		4.41

Santander Consumer USA Inc., as Servicer

By: Name:	/s/ Mark McCastlain Mark McCastlain
Title:	Vice President
Date:	October 05, 2007

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